Depreciation and Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Depreciation and Impairment of Assets

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17
Depreciation of Property, Plant and Equipment	1,115,673	1,040,438
Amortization of Organization and Development Expenses	533,430	394,885
Others	2,872	4,117

Total	1,651,975	1,439,440